Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity
11.	Stockholders' Equity

Stock split

On October 3, 2006, the Company's board of directors approved an approximate 1.4592-to-one stock split (effected in the form of a stock dividend). All stock value, common shares outstanding and per share amounts set forth in these financial statements for periods prior to this date, were adjusted retroactively to reflect this split.

Private Placements

In November 2002, the Company completed a private placement in which it raised gross proceeds of $125,000 through the sale of 729,609 shares of its common stock.

In April 2003, the Company completed a private placement in which it raised net proceeds of $670,457 through the sale of 70,000 shares of its Series A Preferred Stock.

In March 2005, the Company completed a private placement in which it raised net proceeds of $1,046,516 through the sale of 3,954,483 shares of its common stock.

On July 24, 2006, the Company completed a private placement in which it raised net proceeds of $3,225,140 through the sale of 7,644 shares of its Series B Preferred Stock.

Common Stock

The Company has 100,000,000 shares of authorized common stock with a par value of $0.001 per share. At December 31, 2011 and 2010, 24,701,420 and 19,394,737 shares, respectively, of common stock were issued and outstanding. Each holder of common stock is entitled to one vote for each share of common stock held of record on all matters on which stockholders generally are entitled to vote.

On November 13, 2006, the Company closed its IPO. In the IPO, the Company sold 3,350,000 shares of its common stock at an initial public offering price of $6.00 per share. The Company received net proceeds from the offering of approximately $17,638,000 (gross proceeds of $20,100,000 less a 7% underwriting discount aggregating $1,407,000 and offering expenses of approximately $1,055,000). At the closing of the IPO, all of the Company's then outstanding Series A Preferred Stock and Series B Preferred Stock automatically converted into an aggregate of 2,136,860 shares of the Company's common stock. Costs related to the IPO were charged to paid-in-capital at the successful completion of the IPO.

On June 2, 2008 the Company filed two registration statements on Form S-8 to register: (i) shares of restricted common stock and shares of common stock underlying stock options issued under its 2006 Stock Incentive Plan, and (ii) shares of common stock underlying the stock options granted by the Company prior to its IPO.

In addition, on June 2, 2008 the Company filed a shelf registration statement on Form S-3 (the 2008 Shelf Registration Statement) with the SEC to sell up to $30 million of common stock. This shelf registration (file no. 333-151368) was declared effective by the SEC on June 26, 2008. On September 2008 the Company filed a prospectus supplement and offered for sale to institutional investors 1,488,332 shares of its common stock at $3.00 per share under the 2008 Registration Statement and received gross proceeds of approximately $4.5 million before underwriting commissions and expenses of approximately $377,000. On October 2009 the Company filed a prospectus supplement and offered for sale to institutional investors 3,973,000 shares of its common stock at $1.00 per share under the 2008 Registration Statement and received gross proceeds of approximately $4.0 million before underwriting commissions and expenses of approximately $275,000. On August 2010, the Company filed a prospectus supplement and sold an additional 1,351,352 shares of its common stock at $1.11 per share to an institutional investor under the 2008 Shelf Registration Statement and received gross proceeds of approximately $1.5 million before expenses of approximately $44,000. The 2008 Shelf Registration Statement expired on June 26, 2011 and the Company can no longer sell shares under the 2008 Shelf Registration Statement.

Further, on December 3, 2010, the Company filed a second shelf registration statement on Form S-3 (the 2010 Shelf Registration Statement) with the SEC to sell up to $30 million of common stock and common stock purchase warrants. This shelf registration statement (file No. 333-170945) was declared effective by the SEC on December 15, 2010. On March 2011 the Company filed a prospectus supplement and offered to sell to institutional investors 2,259,943 shares of its common stock under the 2010 Shelf Registration Statement at a price of $1.12 per share and received gross proceeds of approximately $2.5 million before underwriting commissions and incurred expenses of approximately $300,000. During October 2011, the Company filed a prospectus supplement and offered to sell to institutional investors 3,046,740 shares of its common stock together with common stock purchase warrants to purchase 1,523,370 shares of the Company's common stock under the 2010 Shelf Registration Statement at a price of $1.15 per share and corresponding warrant and received gross proceeds of approximately $3.5 million before underwriting commissions and other expenses totaling approximately $305,000. See Note 1.

The number of shares that the Company can sell and the amount of the gross proceeds that the Company can raise (in the aggregate) under its currently outstanding shelf registration statements is limited to 20% of the number of shares of outstanding common stock and 33% of the Company's public float, respectively, pursuant to applicable NASDAQ marketplace and SEC rules.

Nasdaq Listing

The Company's common stock currently trades on the Nasdaq Capital Market. On November 13, 2009, the Nasdaq Stock Market ("Nasdaq") informed the Company that, as a result of the Company's common stock no longer meeting the requirement that it trade at a bid price of at least $1.00 per share, the Company's common stock would be delisted from the Nasdaq Capital Market if, by May 12, 2010, the Company did not regain compliance with the requirement by the common stock trading at a bid price of at least $1.00 per share for a period of at least ten consecutive trading days. On April 26, 2010, the Company received notice from Nasdaq confirming that the Company had regained compliance with the $1.00 minimum bid price requirement for continued listing on The Nasdaq Capital Market, as a result of the Company's common stock closing with a bid price of at least $1.00 for at least ten consecutive trading days.

Preferred Stock

The Company has 5,000,000 shares of authorized preferred stock, $0.001 par value per share at December 31, 2011 and 2010. No shares of preferred stock were outstanding at December 31, 2011 and 2010.

Stockholder Rights Plan

On September 20, 2011, the Board of Directors approved the Company's adoption of a Stockholder Rights Plan. Under the Plan, a dividend of one preferred share purchase right (a Right) was declared for each share of common stock of the Company that was outstanding on October 7, 2011. Each Right entitles the holder to purchase from the Company one one-hundredth of a share of Series A Junior Preferred Stock at a purchase price of $7.80, subject to adjustment.

The Rights will trade automatically with the common stock and will not be exercisable until a person or group has become an "acquiring person" by acquiring 17.5% or more of the Company's outstanding common stock, or a person or group commences, or publicly announces a tender offer that will result in such a person or group owning 17.5% or more of the Company's outstanding common stock. Upon announcement that any person or group has become an acquiring person, each Right will entitle all rightholders (other than the acquiring person) to purchase, for the exercise price of $7.80, a number of shares of the Company's common stock having a market value equal to twice the exercise price. Rightholders would also be entitled to purchase common stock of the acquiring person having a value of twice the exercise price if, after a person had become an acquiring person, the Company were to enter into certain mergers or other transactions. If any person becomes an acquiring person, the Board of Directors may, at its option and subject to certain limitations, exchange one share of common stock for each Right.

The Rights have certain anti-takeover effects, in that they would cause substantial dilution to a person or group that attempts to acquire a significant interest in the Company on terms not approved by the Board of Directors. In the event that the Board of Directors determines a transaction to be in the best interests of the Company and its stockholders, the Board of Directors may redeem the Rights for $0.001 per share at any time prior to a person or group becoming an acquiring person. The Rights will expire on September 20, 2016, unless earlier redeemed or exchanged.